Investments in Film	6 Months Ended
Dec. 31, 2024
Investments in Film [Abstract]
INVESTMENTS IN FILM

3. INVESTMENTS IN FILM

	As of December 31, 2024	As of June 30, 2024
Investments in film- current	$885,800	$885,800
Investments in film- non current	535,857	535,857
	$1,421,657	$1,421,657

One film was released and is expected to liquidate the return to investors in June 2025. It was classified as current portion of investments in film. Another film is still being produced, which will not be able to liquidate within one year. The Company did not make any impairment for these investments in films as of December 31, 2024.